Movement of Allowance for Inventory (Detail) - Inventory Valuation Reserve - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Inventory [Line Items]
Balance at beginning of the year	$ 4,597	$ 6,128	$ 4,646
Charge to expenses	7,254	1,643	1,475
Written-off		(3,019)	(149)
Exchange difference	(412)	(155)	156
Balance at end of the year	$ 11,439	$ 4,597	$ 6,128